Securities - Summary of Interest and Dividend Income and Gains on Securities (Detail) - Insurance Products [Member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Disclosure In Tabular Form Of Interest And Dividend Income On Securities And Gains On Securities In Respect Of Insurance Business [Line Items]
Interest and dividend income	$ 127	$ 117	$ 385	$ 334
Gains (losses) from securities designated at FVTPL	560	(280)	1,166	329
Realized gains from FVOCI securities	1		1	1
Total interest and dividend income and gains held in our Insurance business	$ 688	$ (163)	$ 1,552	$ 664